TAXES ON INCOME (Schedule of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on income (tax benefit):
Current	$ 1,024	$ 213	$ 953
Deferred	(942)	(144)	38
Total taxes on income	82	69	991
Taxes on income (tax benefit):
Domestic	295	49	531
Foreign	(213)	20	460
Total taxes on income	$ 82	$ 69	$ 991